Supplemental Employee Compensation Expense Information - Summary of Supplemental Employee Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Supplemental employee compensation expense information	$ 16,351	$ 8,776
Production and Operating [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Supplemental employee compensation expense information	3,547	3,569
General and Administrative [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Supplemental employee compensation expense information	$ 12,804	$ 5,207